Leases - Summary of Movements in Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	$ 3,019
At the end of the financial year	3,116	$ 3,019
Comprising:
Current liabilities	686	521
Non-current liabilities	2,430	2,498
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,019	2,576
Additions	593	542
Remeasurements of index-linked freight contracts	230	53
Lease payments	(837)	(706)
Foreign exchange movement	(16)	12
Amortisation of discounting	181	130
Divestment of subsidiaries and operations	(60)
Transfers and other movements	6	(11)
At the end of the financial year	3,116	3,019
Comprising:
Current liabilities	686	521
Non-current liabilities	$ 2,430	2,498
Lease liabilities [member] | OZ Minerals Limited [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition of subsidiaries and operations		$ 423